Income Taxes - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Federal net operating loss	$ 1,262,629	$ 1,913,959
Transaction costs	1,408,371	1,515,401
Accrued expenses	842,969	1,202,259
Deferred compensation	1,350,406	446,113
Derivative liability		228,732
Stock-based compensation	818,497	648,697
Other	73,972	45,322
Total deferred tax assets	5,756,844	6,000,483
Deferred tax liabilities
Oil and natural gas properties	(9,288,685)	(8,665,914)
Prepaid expenses	(37,740)
Equipment credit	(1,244,559)
Unrealized gain on derivatives	(16,252)	(27,302)
Total deferred tax liabilities	(10,587,236)	(8,693,216)
Net deferred tax liabilities	(4,830,392)	(2,692,733)
Valuation allowance for deferred tax assets
Net Deferred tax liability, net of allowance	$ (4,830,392)	$ (2,692,733)